Document and Entity Information	3 Months Ended
Sep. 30, 2019
Cover [Abstract]
Entity Registrant Name	Propanc Biopharma, Inc.
Entity Central Index Key	0001517681
Document Type	S-1
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false